091-17451fn

For Internal Use Only		Submit 1 Original		OMB Approval No.:
Sec File No. 91 - RECEIVED		and 9 Copies		Expires:

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2014 AUG -6 PM 1:25

SEC / MR

SEC Mail Processing Section

AUG 06 2014

Washington DC 404

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New *Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934*

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

14010845

Part I ***Initial Listing Report***

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

iBillionaire Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

IBLN

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE, NASDAQ

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Chief Counsel and Assistant Corporate Secretary

Telephone Number:

(212) 656-2938

Manual Signature of Official Responsible for Form:

August 5, 2014

SEC 2449 (1/99)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	AUG 06 2014

Martha Redding
Chief Counsel and Assistant Corporate Secretary

NYSE

NYSE Arca, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.2938
mredding@nyx.com

RECEIVED
2014 AUG -6 PM 1:25
SEC / MR

SEC
Mail Processing
Section
AUG 06 2014
Washington DC
404

Via Overnight Mail

August 5, 2014

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: Direxion iBillionaire Index ETF

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

Direxion iBillionaire Index ETF (IBLN)

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	AUG 06 2014